Accrued Liabilities and Other Noncurrent Liabilities (Tables)	6 Months Ended
Jul. 31, 2012
Accrued Liabilities and Other Noncurrent Liabilities
Schedule of accrued liabilities

	February 1, 2011	January 31, 2012	July 31, 2012
Unbilled advertising	$1,400	$5,212	$10,537
Employee wages, payroll taxes and withholdings	3,327	7,861	6,477
Sales tax	3,352	4,720	6,393
Accrued construction in-progress costs	958	1,489	4,593
Income tax payable	1,419	1,985	4,373
Acquisition contingent payment	1,980	324	1,887
Accrued employee compensated absences	869	1,114	1,727
Insurance	886	1,652	1,311
Product warranty returns	783	1,285	1,213
Accrued interest	629	575	547
Other	6,262	5,563	8,328

	$21,865	$31,780	$47,386

Schedule of other noncurrent liabilities

	February 1, 2011	January 31, 2012
Deferred lease liabilities	$34,511	$39,344
Deferred vendor incentives	4,311	7,646
Product warranty returns, less current portion	1,280	1,481
Noncurrent accrued interest	3,160	—
Related party management fees	800	—
Other	1,117	882

	$45,179	$49,353